Transactions with Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Sep. 22, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Refundable security deposit held in escrow	$ 5,000	$ 5,000		$ 5,000
Common stock shares outstanding	91,567,982	91,567,982		91,567,982
Issuance of common stock, shares			90,651,603
Chairman
Related Party Transaction [Line Items]
Common stock shares outstanding	8,525,596	8,525,596
Percentage of shareholder	9.30%	9.30%
Azara Services S.A.
Related Party Transaction [Line Items]
Number of shares held	65	65
Azara Services S.A. | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Number of shares held	600,000	600,000
Basset
Related Party Transaction [Line Items]
Number of shares held	12	12
Basset | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Number of shares held	114,286	114,286
Steel Wheel Investments Limited
Related Party Transaction [Line Items]
Number of shares held	170	170
Steel Wheel Investments Limited | Before the 1-for-9,200 reverse stock split
Related Party Transaction [Line Items]
Number of shares held	1,570,226	1,570,226
TMS Offshore Services Ltd. | Restructuring plan
Related Party Transaction [Line Items]
Fees on monies earned under drilling contracts		1.00%
Termination fee		$ 150,000
Termination fee, lowest threshold		30,000
Annual management fee		15,500
Additional fee based on satisfaction of certain metrics		$ 10,000
TMS Offshore Services Ltd. | Restructuring plan | Upon any cause
Related Party Transaction [Line Items]
Period required for cancellation written notice for agreement		5 days
Termination fee		$ 50,000
Refundable security deposit held in escrow	$ 5,000	$ 5,000
TMS Offshore Services Ltd. | Restructuring plan | From September 22, 2017 to December 31, 2017
Related Party Transaction [Line Items]
Cash Bonus	$ 1,384
Prime Cap Shipping Inc.
Related Party Transaction [Line Items]
Issuance of common stock, shares			8,524,793